Offerings	May 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, $0.0001 par value, one redeemable warrant, and one right to receive one-fourth of one ordinary share
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 172,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,822.25
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).

Includes 2,250,000 units, consisting of 2,250,000 ordinary shares, 2,250,000 warrants and 2,250,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.0001 par value, included as part of the units
Amount Registered | shares	17,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the units
Amount Registered | shares	17,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants included as part of the units
Amount Registered | shares	17,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).

No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the rights included as part of units
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 43,125,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,955.57
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the warrants included as part of units
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 198,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,395.59
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative shares issued to the underwriter as compensation
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).